Parent Only Financial Information - Condensed Statements of Cash Flows (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	¥ (85,359,921)	¥ (119,054,517)	¥ (286,928,364)	¥ (244,966,008)	¥ (145,772,833)
Net cash used in investing activities	50,238,307	(124,263,511)	(705,172,351)	(335,277,355)	(144,747,183)
Net cash provided by financing activities	163,982,695	64,691,616	827,159,660	797,997,739	221,124,998
Effect of foreign currency exchange rate changes on cash	(3,368,197)	(2,370,357)	13,181,099	(1,790,729)	(16,173,085)
Net increase/(decrease) in cash	125,492,884	(180,996,769)	(151,759,956)	215,963,647	(85,568,103)
Cash at beginning of the period	239,077,430	390,837,386	390,837,386	174,873,739	260,441,842
Cash at end of the period	364,570,314	209,840,617	239,077,430	390,837,386	174,873,739
Supplemental disclosure of non-cash investing and financing activities:
Accrued offering costs paid by subsidiaries of TH International Limited			4,039,468	9,164,827
Reportable Legal Entities | Pangaea Two Acquisition Holdings XXIIB, Ltd
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities			(7,345,572)	(1,122,560)	(8,690,319)
Net cash used in investing activities			(895,671,288)	(294,289,816)	(322,209,625)
Net cash provided by financing activities			621,610,726	597,662,648	221,124,998
Effect of foreign currency exchange rate changes on cash			(2,424,651)	2,788,102	(10,113,157)
Net increase/(decrease) in cash			(283,830,785)	305,038,374	(119,888,103)
Cash at beginning of the period	¥ 29,472,174	¥ 313,302,959	313,302,959	8,264,585	128,152,688
Cash at end of the period			29,472,174	313,302,959	¥ 8,264,585
Supplemental disclosure of non-cash investing and financing activities:
Accrued offering costs paid by subsidiaries of TH International Limited			¥ 4,039,468	¥ 3,623,684